Notes Payable and Other Debt (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Notes Payable and Other Debt
NOTE 9. NOTES PAYABLE AND OTHER DEBT
See Note 9 – Notes Payable and Other Debt in Part II, Item 8, Financial Statements and Supplementary Data, included in the Annual Report for a detailed description of all the Company's debt facilities.
Notes payable and other debt consists of the following:

(Amounts in 000’s)	March 31, 2025	December 31, 2024
Senior debt—guaranteed by HUD	$27,933	$28,146
Senior debt—guaranteed by USDA(1)	6,893	6,988
Senior debt—guaranteed by SBA(2)	531	533
Senior debt—bonds	5,970	5,970
Senior debt—other mortgage indebtedness	7,635	7,728
Other debt	1,171	1,349
Subtotal	50,133	50,714
Deferred financing costs	(869)	(886)
Unamortized discount on bonds	(105)	(107)
Notes payable and other debt	$49,159	$49,721

(1)	U.S. Department of Agriculture (USDA)
(2)	U.S. Small Business Administration (SBA)
The following is a detailed listing of the debt facilities that comprise each of the above categories:

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate(1)		March 31, 2025	December 31, 2024
Senior debt - guaranteed by HUD(2)
The Pavilion Care Center	Newpoint Capital	12/01/2039	Fixed	3.97%	$756	$765
Hearth and Care of Greenfield	Newpoint Capital	8/01/2050	Fixed	3.97%	1,857	1,868
Woodland Manor	Newpoint Capital	11/01/2052	Fixed	3.97%	4,775	4,799
Glenvue	Newpoint Capital	10/01/2044	Fixed	3.75%	6,790	6,849
Autumn Breeze	KeyBank	01/01/2045	Fixed	3.65%	5,906	5,956
Georgetown	Newpoint Capital	10/01/2046	Fixed	2.98%	2,999	3,023
Sumter Valley	KeyBank	01/01/2047	Fixed	3.70%	4,850	4,886
Total					$27,933	$28,146
Senior debt - guaranteed by USDA(3)
Mountain Trace	Community B&T	12/24/2036	Prime + 1.75%	9.25%	3,373	3,423
Southland	Cadence Bank, NA	07/27/2036	Prime + 1.50%	9.00%	3,520	3,565
Total					$6,893	$6,988
Senior debt - guaranteed by SBA
Southland(4)	Cadence Bank, NA	07/27/2036	Prime + 2.25%	9.75%	531	533
Total					$531	$533

(1)
Represents interest rates as of March 31, 2025 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which are approximately 0.16% per annum.

(2)
For the seven SNF’s, the Company has term loans insured 100% by HUD with financial institutions. The loans are secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the underlying facility. The loans contain customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, the lenders may, after receiving the prior written approval of HUD, terminate the loans and all amounts under the loans will become immediately due and payable. In connection with entering into loans, the facilities entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions.
(3)
For the two SNF’s, the Company has term loans with financial institutions, which are insured 70% to 80% by the USDA. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans have prepayment penalties of 1% through 2020, capped at 1% for the remainder of the first 10 years of the term and 0% thereafter.

(4)	For one SNF, commonly known as Southland, the Company has a term loan with a financial institution, which is insured 75% by the SBA.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate(1)		March 31, 2025	December 31, 2024
Senior debt - bonds
Eaglewood Bonds Series A	City of Springfield, Ohio	05/01/2042	Fixed	7.65%	$5,970	$5,970

(1)	Represents cash interest rates as of March 31, 2025. The rates exclude amortization of deferred financing of approximately 0.10% per annum.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate(1)		March 31, 2025	December 31, 2024
Senior debt - other mortgage indebtedness
Meadowood(2)	Exchange Bank of Alabama	10/01/2026	Fixed	4.50%	$3,110	$3,153
Coosa(3)	Exchange Bank of Alabama	10/10/2026	Fixed	3.95%	4,525	4,575
Total					$7,635	$7,728

(1)	Represents cash interest rates as of March 31, 2025 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of 0.34% per annum.
(2)	The Meadowood Credit Facility is secured by the Meadowood Facility and the assets of Coosa, which is guaranteed by Regional Health Properties, Inc.
(3)
The Coosa Credit Facility, guaranteed by Regional Health Properties, Inc., includes customary terms, including events of default with an associated annual 5% default interest rate, and is secured by the Coosa Facility and the assets of Meadowood. Upon the occurrence of certain events of default, the lenders may terminate the Coosa Credit Facility and the Meadowood Credit Facility, and all amounts due under both credit facilities will become immediately due and payable. The Coosa Credit Facility has prepayment penalties of 5% in the 1st year, 4% in the 2nd year and 1% thereafter.

(Amounts in 000’s)
Lender	Maturity	Interest Rate		March 31, 2025	December 31, 2024
Other debt
First Insurance Funding(1)	Various 2023	Fixed	7.63%	$106	$311
Exchange Bank	11/10/2025	Fixed	7.75%	495	430
Cavalier Senior Living	04/1/2025	Fixed	6.00%	68	104
Key Bank(2)	08/25/2025	Fixed	0.00%	495	495
Marlin Capital Solutions	06/1/2027	Fixed	5.00%	7	9
Total				$1,171	$1,349

(1)	Annual Insurance financing primarily for the Company's directors and officers insurance.
(2)	On December 30, 2022, Key Bank and the Company extended the maturity date from August 25, 2023 to August 25, 2025.
Debt Covenant Compliance
As of March 31, 2025, the Company had 16 credit related instruments outstanding that include various financial and administrative covenant requirements. Covenant requirements include, but are not limited to, fixed charge coverage ratios, debt service coverage ratios, minimum earnings before interest, taxes, depreciation, and amortization or earnings before interest, taxes, depreciation, amortization, and restructuring or rent costs, and current ratios. Certain financial covenant requirements are based on consolidated financial measurements whereas others are based on measurements at the subsidiary level (i.e., facility, multiple facilities or a combination of subsidiaries). The subsidiary level requirements are as follows: (i) financial covenants measured against subsidiaries of the Company; and (ii) financial covenants measured against third-party operator performance. Some covenants are based on annual financial metric measurements, whereas others are based on monthly and quarterly financial metric measurements. The Company routinely tracks and monitors its compliance with its covenant requirements.
As of March 31, 2025, the Company was in compliance with the various financial and administrative covenants related to all of the Company’s credit facilities.
Scheduled Maturities
The schedule below summarizes the scheduled gross maturities as of March 31, 2025 for each of the next five years and thereafter.

For the Twelve Months Ended December 31,	(Amounts in 000’s)
2025	$6,798
2026	8,528
2027	1,334
2028	1,408
2029	1,484
Thereafter	30,581
Subtotal	$50,133
Less: unamortized discounts	(105)
Less: deferred financing costs, net	(869)
Total notes and other debt	$49,159

NOTE 9. NOTES PAYABLE AND OTHER DEBT
Notes payable and other debt consists of the following:

(Amounts in 000’s)	December 31, 2024	December 31, 2023
Senior debt—guaranteed by HUD	$28,146	$28,979
Senior debt—guaranteed by USDA(1)	6,988	7,259
Senior debt—guaranteed by SBA(2)	533	557
Senior debt—bonds	5,970	6,117
Senior debt—other mortgage indebtedness	7,728	8,001
Other debt	1,349	889
Subtotal	50,714	51,802
Deferred financing costs	(886)	(954)
Unamortized discount on bonds	(107)	(113)
Notes payable and other debt	$49,721	$50,735

(1)	U.S. Department of Agriculture (“USDA”)
(2)	U.S. Small Business Administration (“SBA”)
The following is a detailed listing of the debt facilities that comprise each of the above categories:

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate(1)	December 31, 2024	December 31, 2023
Senior debt - guaranteed by HUD(2)
The Pavilion Care Center	Newpoint Capital	12/01/2039	Fixed 3.97%	$765	$801
Hearth and Care of Greenfield	Newpoint Capital	08/01/2050	Fixed 3.97%	1,868	1,909
Woodland Manor	Newpoint Capital	11/01/2052	Fixed 3.97%	4,799	4,891
Glenvue	Newpoint Capital	10/01/2044	Fixed 3.75%	6,849	7,077
Autumn Breeze	KeyBank	01/01/2045	Fixed 3.65%	5,956	6,154
Georgetown	Newpoint Capital	10/01/2046	Fixed 2.98%	3,023	3,120

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate(1)	December 31, 2024	December 31, 2023
Sumter Valley	KeyBank	01/01/2047	Fixed 3.70%	4,886	5,027
Total				28,146	28,979
Senior debt - guaranteed by USDA(3)
Mountain Trace	Community B&T	12/24/2036	Prime + 1.75% 10.25%	3,423	3,539
Southland	Cadence Bank, NA	07/27/2036	Prime + 1.50% 10.00%	3,565	3,720
Total				6,988	7,259
Senior debt - guaranteed by SBA
Southland(4)	Cadence Bank, NA	07/27/2036	Prime + 2.25% 10.75%	533	557
Total				533	557
Total debt				$35,667	$36,795

(1)
Represents interest rates as of December 31, 2024 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which are approximately 0.16% per annum.

(2)
For the seven SNF’s, the Company has term loans insured 100% by HUD with financial institutions. The loans are secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the underlying facility. The loans contain customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, the lenders may, after receiving the prior written approval of HUD, terminate the loans and all amounts under the loans will become immediately due and payable. In connection with entering into loans, the facilities entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions.

(3)
For the two SNF’s, the Company has term loans with financial institutions, which are insured 70% to 80% by the USDA. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans have prepayment penalties of 1% through 2020, capped at 1% for the remainder of the first 10 years of the term and 0% thereafter.

(4)	For one SNF, commonly known as Southland, the Company has a term loan with a financial institution, which is insured 75% by the SBA.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate(1)	December 31, 2024	December 31, 2023
Senior debt - bonds
Eaglewood Bonds Series A	City of Springfield, Ohio	05/01/2042	Fixed 7.65%	$5,970	$6,117
Total				$5,970	$6,117

(1)
Represents interest rates as of December 31, 2024 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of approximately 0.10% per annum.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate(1)	December 31, 2024	December 31, 2023
Senior debt - other mortgage indebtedness
Meadowood(2)	Exchange Bank of Alabama	10/01/2026	Fixed 4.50%	$3,153	$3,237
Coosa(3)	Exchange Bank of Alabama	10/10/2026	Fixed 3.95%	4,575	4,764
Total				$7,728	$8,001

(1)	Represents interest rates as of December 31, 2024 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of 0.34% per annum.
(2)	The Meadowood Credit Facility is secured by the Meadowood Facility and the assets of Coosa, which is guaranteed by Regional Health Properties, Inc.
(3)
The Coosa Credit Facility, guaranteed by Regional Health Properties, Inc., includes customary terms, including events of default with an associated annual 5% default interest rate, and is secured by the Coosa Facility and the assets of Meadowood. Upon the occurrence of certain events of default, the lenders may terminate the Coosa Credit Facility and the Meadowood Credit Facility, and all amounts due under both credit facilities will become immediately due and payable. The Coosa Credit Facility has prepayment penalties of 5% in the 1st year, 4% in the 2nd year and 1% thereafter.

(Amounts in 000’s)
Lender	Maturity	Interest Rate		December 31, 2024	December 31, 2023
Other debt
First Insurance Funding(1)	03/01/2025	Fixed	3.65%	$311	$369
Exchange Bank	11/10/2025	Fixed	7.75%	430	—
Cavalier Senior Living	04/1/2025	Fixed	6.00%	104	—
KeyBank(2)	08/25/2025	Fixed	0.00%	495	495
Marlin Capital Solutions	06/01/2027	Fixed	5.00%	9	25
Total				$1,349	$889

(1)	Annual Insurance financing primarily for the Company’s directors’ and officers’ insurance.
(2)	On December 30, 2022, Key Bank and the Company extended the maturity date from August 25, 2023 to August 25, 2025.
Debt Covenant Compliance
As of December 31, 2024, the Company had approximately 16 credit related instruments outstanding that include various financial and administrative covenant requirements. Covenant requirements include, but are not limited to, fixed charge coverage ratios, debt service coverage ratios, minimum earnings before interest, taxes, depreciation, and amortization or earnings before interest, taxes, depreciation, amortization, and restructuring or rent costs, and current ratios. Certain financial covenant requirements are based on consolidated financial measurements whereas others are based on measurements at the subsidiary level (i.e., facility, multiple facilities or a combination of subsidiaries). The subsidiary level requirements are as follows: (i) financial covenants measured against subsidiaries of the Company; and (ii) financial covenants measured against third-party operator performance. Some covenants are based on annual financial metric measurements whereas others are based on monthly and quarterly financial metric measurements. The Company routinely tracks and monitors its compliance with its covenant requirements.
At December 31, 2024, the Company was in compliance with the various financial and administrative covenants related to all of the Company’s credit facilities.
Scheduled Minimum Debt Principal payments and Maturity payments
The schedule below summarizes the scheduled gross minimum principal payments and maturity payments as of December 31, 2024 for each of the next five years and thereafter.

(Amounts in 000’s)	Future Minimum Payments
2025	$7,010
2026	8,613
2027	1,322
2028	1,393
2029	1,469
Thereafter	30,907
Subtotal	50,714
Less: Deferred financing costs, net	(886)
Less: Unamortized discounts	(107)
Total notes and other debt	$49,721